Commitments and contingencies - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Apr. 25, 2018 Customer
Loss Contingencies [Line Items]
Legal and litigation related expenses	$ 4,667,000		$ 9,453,000		$ 1,669,000
Legal and litigation related expenses	3,846,000		$ 1,755,000
Litigation Settlement, Amount Awarded to Other Party	200,000	¥ 1.4
Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of lawsuits pending | Customer			42			46
Aggregate amount of claimed damages	12,300,000	81.2	$ 16,760,000	¥ 112.0
Switchboard, Servers, Office Software And Construction In Process [Member]
Loss Contingencies [Line Items]
Irrevocable purchase obligations	23,169,000
plaintiff [Member]
Loss Contingencies [Line Items]
Legal and litigation related expenses	200,000	¥ 1.4
Rental commitments [Member]
Loss Contingencies [Line Items]
Total lease expenses	3,905,000		2,976,000		2,382,000
Bandwidth purchase commitments [Member]
Loss Contingencies [Line Items]
Total lease expenses for continuing operations	$ 48,118,000		$ 68,441,000		$ 55,135,000